Item 1: Report to Shareholders

New Income Fund	November 30, 2006

The views and opinions in this report were current as of November 30, 2006. They are not guarantees of performance or investment results and should not be taken as investment advice. Investment decisions reflect a variety of factors, and the managers reserve the right to change their views about individual stocks, sectors, and the markets at any time. As a result, the views expressed should not be relied upon as a forecast of the fund’s future investment intent. The report is certified under the Sarbanes-Oxley Act, which requires mutual funds and other public companies to affirm that, to the best of their knowledge, the information in their financial reports is fairly and accurately stated in all material respects.

REPORTS ON THE WEB

Sign up for our E-mail Program, and you can begin to receive updated fund reports and prospectuses online rather than through the mail. Log in to your account at troweprice.com for more information.

Fellow Shareholders

The bond market displayed across-the-board strength over the past six months, with all sectors generating solid gains. Investment-grade bonds, as measured by the Lehman Brothers U.S. Aggregate Index, posted a 5.93% gain from May 31 through November 30, 2006. Virtually all segments of the fixed-income market benefited from declining interest rates, moderate economic growth, and restrained inflation. For the past six months, the New Income Fund generated results that were ahead of its Lipper peer group and the Lehman Brothers benchmark.

MARKET ENVIRONMENT

The recent economic news has been mixed. Shipments of capital goods, excluding aircraft and defense-related material, fell in October largely due to plunging computer shipments. Manufacturing activity also declined to a level suggesting that the sector is contracting.

On a more positive note, the slowdown in manufacturing has not crossed over into the services sector, which continues to exhibit unexpected strength. The Institute for Supply Management reported that the non-manufacturing segment expanded sharply in November, indicating that the economy is holding up better than some analysts had anticipated. In addition, 132,000 nonfarm jobs were added in November, reflecting ongoing strength in the labor market. The November unemployment rate inched up a notch to 4.5%, but that was largely due to more people entering the labor market. Despite these positive signs, growth in gross domestic product decelerated from a pace of 5.6% in the first quarter, to 2.6% in the second, and only 2.2% in the third.

Interest rates rose in the spring in response to inflation concerns and worries about Fed policy. The Federal Reserve raised short-term rates for the 17th straight time on June 29, bringing the federal funds rate to 5.25%. Following the Fed’s move, however, the market began to price in a change in monetary policy, and interest rates for all but the shortest securities fell significantly. As a result, the yield on 10-year Treasury notes ended November 30 at 4.46%, roughly where it was a year before. With short-term rates higher than long-term rates, investors are clearly anticipating that below-potential economic growth, lower inflation, or both will cause the Fed to begin to ease in 2007.

As measured by various Lehman indexes, all major domestic bond categories recorded good gains in the six-month period ended November 30. Corporate bonds fared especially well as credit trends remained strong. Mortgage-backed securities benefited from healthy demand and low levels of interest rate volatility.

For the time being, the Federal Reserve’s long cycle of monetary tightening is on hold, and appears to have achieved its goals. Housing activity is contracting and consumer and business spending are moderating, putting the economy on its current course of below-trend growth that is likely to persist into the first half of 2007. Payroll employment growth is also on a slower track, and moderating energy prices have so far kept inflation within the Fed’s range of tolerance, although still uncomfortably close to the high end of the range.

PERFORMANCE AND INVESTMENT REVIEW

The New Income Fund generated an excellent 6.03% return for the six-month period ended November 30, 2006, ahead of our Lipper peer group average and the Lehman Brothers U.S. Aggregate Index. (Performance for Advisor Class and R Class shares was lower than the fund’s, reflecting their higher fee structure.) Your fund’s 5.75% 12-month return was modestly ahead of the Lipper average, but trailed the Lehman Brothers index.

As interest rates declined over the past six months, the fund’s share price appreciated $0.31. Dividends during the recent semiannual period increased a penny to $0.21 from $0.20 in the prior six-month period. Over the past 12 months, interest rates rose then fell; the fund’s 12-month results include $0.07 of price appreciation and dividends totaling $0.41 per share.

In the first half of our fiscal year, we slightly reduced the fund’s sensitivity to interest rate changes, shortening the portfolio’s weighted average maturity to 7.2 years from 7.7 years and allowing duration to ease to 4.6 years from 4.9 years. (Duration is a measure of a bond fund’s sensitivity to interest rates; see the glossary following this letter for a more detailed explanation.) Nevertheless, the fund’s maturity posture generally remained longer than the benchmark, making it more exposed to changes in interest rates. While this positioning detracted from returns as rates rose during the spring, it proved more fruitful during the bond market’s summer rally.

As shown in the security diversification chart, high-quality mortgage, asset-backed, and corporate securities accounted for almost three-quarters of the fund’s assets at the end of the reporting period. U.S. Treasuries and U.S. government agencies made up the bulk of the remainder of the portfolio. Our allocation to high-yield bonds (included in the corporate category) and foreign bond holdings once again helped the fund’s performance relative to the benchmark.

At the beginning of the reporting period, we approached the mortgage sector cautiously, preferring a neutral allocation versus the benchmark. Later in the period, we added to our mortgage holdings, favoring adjustable and fixed-rate pass-through securities when they offered a yield advantage. Concerns about the subprime market, including tight yield spreads and rich valuations, have limited our participation in the lower-quality sectors. At the end of the reporting period we held 48% of total net assets in mortgage-backed securities. Over the past six months, we added to commercial mortgages, which offer an attractive alternative to the residential market and U.S. Treasuries. The portfolio’s mortgage holdings benefited relative results, as foreign demand for mortgages remained strong.

Investment-grade and high-yield corporate bonds were good contributors for the period. However, aggressive merger and acquisition activity, event risk, and corporate actions that favored equity shareholders, such as stock buybacks, have limited our willingness to aggressively invest in the investment-grade credit market. In some higher-quality corporate sectors, such as utilities and pharmaceuticals, we own a little bit of common stock instead of debt. As a result, the fund’s investment-grade credit exposure remained diversified. However, solid corporate fundamentals and the Fed’s decision to keep rates steady led us to maintain a modest overweight to the overall sector.

High-yield issues benefited from investors’ continuing search for yield, which only intensified after the Federal Reserve stopped raising short-term rates. Similarly, nondollar-denominated investment-grade bonds proved to be sound relative performers. Although we have approached Treasury inflation-protected securities (TIPS) carefully, preferring in most cases to stand aside or maintain only a modest exposure, our TIPS holdings hurt performance during the six-month period as the Fed maintained its hawkish inflation rhetoric and energy prices fell during the summer.

OUTLOOK

The Federal Reserve appears to be on hold as the economy absorbs further adjustments to the housing and manufacturing sectors. Strong global growth, a steady labor market, and a healthy service sector should keep the U.S. economic engine chugging along—albeit at a slow pace. Stubborn core inflation also makes it unlikely that the Fed will reverse course and lower rates anytime soon. On the other hand, the weak housing market is keeping bond investors and consumers on edge. In this environment, interest rates should remain range bound until a clearer economic picture emerges.

While credit fundamentals have arguably peaked, we do not expect them to deteriorate materially. Healthy corporate earnings and cash flow should continue to support the corporate bond market. Nevertheless, event risk remains a major concern as the list of attractive takeover targets grows and the pool of available capital to fund takeovers expands. The prospect of private equity buyouts keeps issuer-specific risk, as opposed to broader sector risk, front and center in our considerations. In this environment, our team of corporate analysts and managers continues to advocate broad diversification, along with an emphasis on improving credits and on issuers that need to maintain strong investment-grade ratings, such as banks and broker-dealers. Within this context, we will maintain a modest overweight to the overall sector.

As the Federal Reserve has remained on hold and interest rate volatility has remained low, mortgage valuations, although at historically rich levels, have become more palatable. We will continue to overweight the sector and maintain a healthy commitment to adjustable rate securities. Concerns about further deterioration within the subprime mortgage sector have heightened our preference for high-quality collateral and well-supported structures behind the loans.

Nondollar securities continue to play an active role in the fund. Newly developed markets such as Mexico and Poland will continue to offer solid investment-grade opportunities. Various central bank policies across the major developed countries, which create different yield curve shapes, could create new investment opportunities going into 2007.

As always, we appreciate your confidence and thank you for investing with T. Rowe Price.

Respectfully submitted,

Daniel O. Shackelford
Chairman of the fund’s Investment Advisory Committee

December 18, 2006

The committee chairman has day-to-day responsibility for managing the portfolio and works with committee members in developing and executing the fund’s investment program.

RISKS OF BOND INVESTING

Bonds are subject to interest rate risk, the decline in bond prices that usually accompanies a rise in interest rates, and credit risk, the chance that any fund holding could have its credit rating downgraded or that a bond issuer will default (fail to make timely payments of interest or principal), potentially reducing the fund’s income level and share price. Mortgage-backed securities are subject to prepayment risk, particularly if falling rates lead to heavy refinancing activity, and extension risk, which is an increase in interest rates that causes a fund’s average maturity to lengthen unexpectedly due to a drop in mortgage prepayments. This could increase the fund’s sensitivity to rising interest rates and its potential for price declines.

GLOSSARY

Average maturity: The average of the stated maturity dates of a bond or money market portfolio’s securities. The average maturity for a money market fund is measured in days, whereas a bond fund’s average maturity is measured in years. In general, the longer the average maturity, the greater the fund’s sensitivity to interest rate changes, which means greater price fluctuation.

Basis point: One one-hundredth of a percentage point, or 0.01%.

Credit Suisse High Yield Index: An index that tracks the performance of domestic noninvestment-grade corporate bonds.

Duration: A measure of a bond or bond fund’s sensitivity to changes in interest rates. For example, a fund with a four-year duration would fall about 4% in response to a one-percentage-point rise in interest rates, and vice versa.

Federal funds rate: The interest rate charged on overnight loans of reserves by one financial institution to another in the United States. The Federal Reserve sets a target federal funds rate to affect the direction of interest rates.

Lehman Brothers Mortgage-Backed Securities Index: An unmanaged index that tracks the performance of the mortgage-backed pass-through securities of Ginnie Mae (GNMA), Fannie Mae (FNMA), and Freddie Mac (FHLMC).

Lehman Brothers U.S. Aggregate Index: An unmanaged index that tracks domestic investment-grade bonds, including corporate, government, and mortgage-backed securities.

Lehman Brothers U.S. Credit Index: An unmanaged index that tracks the performance of domestic investment-grade corporate bonds.

Lehman Brothers U.S. Treasury Index: An unmanaged index of publicly traded obligations of the U.S. Treasury.

Lipper averages: The averages of all mutual funds in a particular category as tracked by Lipper Inc.

Real interest rate: A fixed-income security’s interest rate after being adjusted for inflation. It is calculated by subtracting the inflation rate from a nominal interest rate. For example, if a 10-year Treasury note is yielding 5% and inflation is 2%, the real interest rate is 3%.

Weighted average maturity: The weighted average of the stated maturity dates of a portfolio’s securities. In general, the longer the average maturity, the greater the fund’s sensitivity to interest rate changes. A shorter average maturity usually means less interest rate sensitivity and therefore a less volatile portfolio.

Yield curve: A graphic depiction of the relationship between yields and maturity dates for a set of similar securities, such as Treasuries or municipal securities. Yield curves typically slope upward, indicating that longer maturities offer higher yields. When the yield curve is flat, there is little or no difference between the yields offered by shorter- and longer-term securities.

GROWTH OF $10,000

This chart shows the value of a hypothetical $10,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The result is compared with benchmarks, which may include a broad-based market index and a peer group average or index. Market indexes do not include expenses, which are deducted from fund returns as well as mutual fund averages and indexes.

AVERAGE ANNUAL COMPOUND TOTAL RETURN

This table shows how the fund would have performed each year if its actual (or cumulative) returns for the periods shown had been earned at a constant rate.

FUND EXPENSE EXAMPLE

As a mutual fund shareholder, you may incur two types of costs: (1) transaction costs such as redemption fees or sales loads and (2) ongoing costs, including management fees, distribution and service (12b-1) fees, and other fund expenses. The following example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the most recent six-month period and held for the entire period.

Please note that the fund has three share classes: The original share class (“investor class”) charges no distribution and service (12b-1) fee; Advisor Class shares are offered only through unaffiliated brokers and other financial intermediaries and charge a 0.25% 12b-1 fee; R Class shares are available to retirement plans serviced by intermediaries and charge a 0.50% 12b-1 fee. Each share class is presented separately in the table.

Actual Expenses
The first line of the following table (“Actual”) provides information about actual account values and expenses based on the fund’s actual returns. You may use the information in this line, together with your account balance, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes
The information on the second line of the table (“Hypothetical”) is based on hypothetical account values and expenses derived from the fund’s actual expense ratio and an assumed 5% per year rate of return before expenses (not the fund’s actual return). You may compare the ongoing costs of investing in the fund with other funds by contrasting this 5% hypothetical example and the 5% hypothetical examples that appear in the shareholder reports of the other funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

Note: T. Rowe Price charges an annual small-account maintenance fee of $10, generally for accounts with less than $2,000 ($500 for UGMA/UTMA). The fee is waived for any investor whose T. Rowe Price mutual fund accounts total $25,000 or more, accounts employing automatic investing, and IRAs and other retirement plan accounts that utilize a prototype plan sponsored by T. Rowe Price (although a separate custodial or administrative fee may apply to such accounts). This fee is not included in the accompanying table. If you are subject to the fee, keep it in mind when you are estimating the ongoing expenses of investing in the fund and when comparing the expenses of this fund with other funds.

You should also be aware that the expenses shown in the table highlight only your ongoing costs and do not reflect any transaction costs, such as redemption fees or sales loads. Therefore, the second line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. To the extent a fund charges transaction costs, however, the total cost of owning that fund is higher.

Unaudited

Financial Highlights
For a share outstanding throughout each period

Investor Class

	6 Months Ended 11/30/06‡	Year Ended 5/31/06‡	5/31/05‡	5/31/04	5/31/03	5/31/02
NET ASSET VALUE						
Beginning of period	$ 8.69	$ 9.14	$ 8.87	$ 9.21	$ 8.70	$ 8.53
Investment activities						
Net investment income	0.21	0.38	0.35	0.32	0.37	0.47
Net realized and unrealized gain (loss)	0.31	(0.42)	0.29	(0.34)	0.52	0.17
Total from investment activities	0.52	(0.04)	0.64	(0.02)	0.89	0.64
Distributions						
Net investment income	(0.21)	(0.39)	(0.36)	(0.32)	(0.38)	(0.47)
Net realized gain	–	(0.02)	(0.01)	–	–	–
Total distributions	(0.21)	(0.41)	(0.37)	(0.32)	(0.38)	(0.47)
NET ASSET VALUE						
End of period	**$ 9.00**	**$ 8.69**	**$ 9.14**	**$ 8.87**	**$ 9.21**	**$ 8.70**

Ratios/Supplemental Data

Total return^	**6.03%**	**(0.49)%**	**7.27%**	**(0.26)%**	**10.52%**	**7.68%**
Ratio of total expenses to average net assets	0.66%†	0.67%	0.69%	0.71%	0.74%	0.72%
Ratio of net investment income to average net assets	4.68%†	4.23%	3.85%	3.56%	4.23%	5.38%
Portfolio turnover rate¤	89.1%†	111.1%	135.9%	219.0%	221.2%	222.0%
Net assets, end of period (in millions)	$ 4,391	$ 3,865	$ 3,246	$ 2,512	$ 2,266	$ 1,863

‡ Per share amounts calculated using average shares outstanding method.

^ Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions.

† Annualized

¤ The portfolio turnover rate calculation includes purchases and sales from the mortgage dollar roll transactions (see Note 2); had these transactions been excluded from the calculation, the portfolio turnover for the periods ended 11/30/06, 5/31/06, 5/31/05, 5/31/04, 5/31/03, and 5/31/02 would have been 73.1%, 104.7%, 108.5%, 123.1%, 113.1%, and 167.9%, respectively.

The accompanying notes are an integral part of these financial statements.

Unaudited

FINANCIAL HIGHLIGHTS For a share outstanding throughout each period

Advisor Class

	6 Months Ended 11/30/06‡	Year Ended 5/31/06‡	5/31/05‡	5/31/04	9/30/02 Through 5/31/03
NET ASSET VALUE					
Beginning of period	$ 8.69	$ 9.14	$ 8.87	$ 9.21	$ 8.84
Investment activities					
Net investment income	0.19*	0.35*	0.31*	0.30*	0.23*
Net realized and unrealized gain (loss)	0.31	(0.41)	0.30	(0.34)	0.38
Total from investment activities	0.50	(0.06)	0.61	(0.04)	0.61
Distributions					
Net investment income	(0.20)	(0.37)	(0.33)	(0.30)	(0.24)
Net realized gain	–	(0.02)	(0.01)	–	–
Total distributions	(0.20)	(0.39)	(0.34)	(0.30)	(0.24)
NET ASSET VALUE					
End of period	$ 8.99	$ 8.69	$ 9.14	$ 8.87	$ 9.21
Ratios/Supplemental Data					
Total return^	5.79%*	(0.72)%*	7.01%*	(0.45)%*	7.02%*
Ratio of total expenses to average net assets	0.90%*†	0.90%*	0.90%*	0.90%*	0.90%*†
Ratio of net investment income to average net assets	4.43%*†	3.99%*	3.55%*	3.36%*	2.61%*†
Portfolio turnover rate¤	89.1%†	111.1%	135.9%	219.0%	221.2%
Net assets, end of period (in thousands)	$ 5,324	$ 4,613	$ 1,932	$ 139	$ 107

‡ Per share amounts calculated using average shares outstanding method.

* Excludes expenses in excess of a 0.90% contractual expense limitation in effect through 9/30/08.

^ Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions.

† Annualized

¤ The portfolio turnover rate calculation includes purchases and sales from the mortgage dollar roll transactions (see Note 2); had these transactions been excluded from the calculation, the portfolio turnover for the periods ended 11/30/06, 5/31/06, 5/31/05, 5/31/04, and 5/31/03 would have been 73.1%, 104.7%, 108.5%, 123.1%, and 113.1%, respectively.

The accompanying notes are an integral part of these financial statements.

Unaudited

Financial Highlights

For a share outstanding throughout each period

R Class

	6 Months Ended 11/30/06‡	Year Ended 5/31/06‡	5/31/05‡	5/31/04	9/30/02 Through 5/31/03
NET ASSET VALUE					
Beginning of period	$ 8.69	$ 9.15	$ 8.88	$ 9.21	$ 8.84
Investment activities					
Net investment income	0.18*	0.34*	0.31*	0.28*	0.22*
Net realized and unrealized gain (loss)	0.32	(0.44)	0.28	(0.33)	0.38
Total from investment activities	0.50	(0.10)	0.59	(0.05)	0.60
Distributions					
Net investment income	(0.19)	(0.34)	(0.31)	(0.28)	(0.23)
Net realized gain	–	(0.02)	(0.01)	–	–
Total distributions	(0.19)	(0.36)	(0.32)	(0.28)	(0.23)
NET ASSET VALUE					
End of period	**$ 9.00**	**$ 8.69**	**$ 9.15**	**$ 8.88**	**$ 9.21**

Ratios/Supplemental Data

Total return^	5.78%*	(1.08)%*	6.77%*	(0.57)%*	6.84%*
Ratio of total expenses to average net assets	1.15%*†	1.15%*	1.15%*	1.15%*	1.15%*†
Ratio of net investment income to average net assets	4.18%*†	3.74%*	3.39%*	3.12%*	2.32%*†
Portfolio turnover rate¤	89.1%†	111.1%	135.9%	219.0%	221.2%
Net assets, end of period (in thousands)	$ 5,025	$ 3,628	$ 3,674	$ 2,885	$ 321

‡ Per share amounts calculated using average shares outstanding method.

* Excludes expenses in excess of a 1.15% contractual expense limitation in effect through 9/30/08.

† Annualized

^ Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions.

¤ The portfolio turnover rate calculation includes purchases and sales from the mortgage dollar roll transactions (see Note 2); had these transactions been excluded from the calculation, the portfolio turnover for the periods ended 11/30/06, 5/31/06, 5/31/05, 5/31/04, and 5/31/03 would have been 73.1%, 104.7%, 108.5%, 123.1%, and 113.1%, respectively.

The accompanying notes are an integral part of these financial statements.

Unaudited

Portfolio of Investments †

(Amounts in 000s)

	$ Par/Shares	Value
CORPORATE BONDS 22.4%		
FINANCIAL INSTITUTIONS 8.7%		
Banking 2.7%		
Bank of America, 4.875%, 9/15/12 (1)	1,000	995
Bank of America, 5.75%, 8/15/16 (1)	5,090	5,272
Bank of America Capital Trust, 5.625%, 3/8/35 (1)	5,570	5,402
Bank One, 5.25%, 1/30/13	4,920	4,947
Barclays Bank, 5.926%, 12/31/49 (Tender 12/15/16) (2)	2,395	2,445
BB&T Capital Trust II, 6.75%, 6/7/36	7,725	8,704
Citigroup, 5.30%, 1/7/16 (1)	6,750	6,825
Colonial Bank, 9.375%, 6/1/11	3,690	4,230
Credit Suisse First Boston, 5.50%, 8/16/11 (1)	4,220	4,304
First Union, 6.40%, 4/1/08 (1)	2,055	2,090
HBOS, 6.00%, 11/1/33 (2)	3,990	4,185
HSBC Holdings, 6.50%, 5/2/36 (1)	3,040	3,374
Huntington National Bank, 4.375%, 1/15/10	5,200	5,062
JPMorgan Chase Capital XVII, 6.95%, 8/17/36 (1)	2,310	2,556
MBNA America Bank, 4.625%, 8/3/09	4,550	4,513
MBNA America Bank, 7.125%, 11/15/12	2,200	2,433
Mizuho Capital Investment, 6.686%, 12/31/49 (2)	1,800	1,841
MUFG Capital Finance, 6.346%, 7/25/49 (1)	2,300	2,314
Northern Trust, 4.60%, 2/1/13	2,855	2,787
Northern Trust, 5.30%, 8/29/11	3,840	3,885
Sovereign Capital Trust VI, 7.908%, 6/13/36	4,500	5,141
Sumitomo Mitsui Banking, 5.625%, 7/29/49 (Tender 10/15/15) (2)	2,300	2,262
U.S. Bancorp, 4.50%, 7/29/10 (1)	4,450	4,397
Wachovia, 5.50%, 8/1/35 (1)	2,740	2,696
Wachovia Bank, 4.875%, 2/1/15 (1)	7,885	7,714
Webster Financial, 5.125%, 4/15/14	4,930	4,818
Wells Fargo, 4.875%, 1/12/11 (1)	5,500	5,495

Wells Fargo, 5.125%, 9/1/12 (1)	1,000	1,005
Wells Fargo Bank, 4.75%, 2/9/15 (1)	6,045	5,887
		117,579
Brokerage 1.3%		
Bear Stearns Companies, 5.50%, 8/15/11	4,460	4,533
Bear Stearns Companies, 5.55%, 1/22/17 (1)	2,570	2,597
Franklin Resources, 3.70%, 4/15/08 (1)	1,530	1,504
Goldman Sachs, 6.60%, 1/15/12 (1)	1,000	1,068
Goldman Sachs Capital I, 6.345%, 2/15/34 (1)	18,320	19,075
Jefferies Group, 6.25%, 1/15/36 (1)	4,160	4,157
Legg Mason, 6.75%, 7/2/08	2,370	2,429
Lehman Brothers, 5.75%, 1/3/17	6,700	6,826
Merrill Lynch, 6.05%, 5/16/16 (1)	10,000	10,541
Merrill Lynch, 6.22%, 9/15/26 (1)	3,545	3,743
Morgan Stanley, 6.25%, 8/9/26 (1)	2,020	2,182
		58,655
Finance Companies 2.3%		
American Express, 5.25%, 9/12/11	5,275	5,331
American General Finance, 5.40%, 12/1/15 (1)	6,465	6,495
Capital One Bank, 6.50%, 6/13/13 (1)	7,910	8,435
CIT Group, 6.00%, 4/1/36 (1)	3,700	3,749
Countrywide Financial, 6.25%, 5/15/16 (1)	7,660	7,911
GATX, 5.50%, 2/15/12	3,800	3,821
GE Capital, 5.375%, 10/20/16	7,895	8,034
GE Capital, 6.00%, 6/15/12 (1)	12,625	13,218
GE Capital, 6.125%, 2/22/11	5,290	5,520
HSBC Finance, 5.00%, 6/30/15 (1)	5,570	5,470
HSBC Finance, 5.50%, 1/19/16 (1)	10,260	10,448

International Lease Finance, 5.45%, 3/24/11 (1)	7,720	7,824
Residential Capital, 6.125%, 11/21/08 (1)	1,695	1,712
Residential Capital, VR, 7.204%, 4/17/09 (2)	2,000	2,007
SLM Corporation, VR, 4.94%, 4/1/09 (Tender 12/1/06)	3,714	3,553
SLM Corporation, VR, 5.577%, 1/26/09	5,200	5,226
		98,754
Insurance 1.8%		
ACE INA Holdings, 5.875%, 6/15/14	3,665	3,784
Berkshire Hathaway Finance, 3.375%, 10/15/08	2,000	1,944
Cigna, 7.40%, 5/15/07	1,860	1,875
Cincinnati Financial, 6.92%, 5/15/28	3,435	3,943
Fund American Companies, 5.875%, 5/15/13	4,395	4,435
Genworth Financial, 5.75%, 6/15/14 (1)	4,360	4,515
Genworth Financial, 6.15%, 11/15/66	2,502	2,542
Jefferson-Pilot Capital Trust, 8.14%, 1/15/46 (2)	2,780	2,897
Mangrove Bay Pass Thru Trust, 6.102%, 7/15/33 (2)	3,300	3,263
Marsh & McLennan, 5.375%, 7/15/14	2,775	2,702
Met Life Global Funding, 5.125%, 11/9/11 (2)	8,540	8,565
Nationwide Financial Services, 5.90%, 7/1/12	4,800	4,952
Nationwide Mutual Insurance, 6.60%, 4/15/34 (2)	2,535	2,563
NLV Financial, 7.50%, 8/15/33 (2)	3,135	3,460
Principal Financial Group, 6.05%, 10/15/36 (1)	3,760	3,985
Principal Life Global Funding I, 5.25%, 1/15/13 (2)	4,550	4,572
Security Benefit Life Insurance, 7.45%, 10/1/33 (2)	2,000	2,300
Sun Life Financial Global Funding, VR, 5.64%, 10/6/13 (2)	6,135	6,135
Torchmark, 6.375%, 6/15/16	4,000	4,222
Transatlantic Holdings, 5.75%, 12/14/15	4,070	4,112
WellPoint, 5.00%, 1/15/11	3,335	3,319
		80,085

Other Financial 0.2%		
Sun Life of Canada (U.S.) Capital Trust, 8.526%, 5/29/49 (2)	6,500	6,839
Xstrata Finance Canada, 5.50%, 11/16/11 (1)(2)	2,055	2,068
		8,907
Real Estate Investment Trusts 0.4%		
Archstone-Smith Operating Trust, 5.25%, 5/1/15	4,210	4,197
Avalonbay Communities, 6.125%, 11/1/12	3,570	3,737
Federal Realty Investment Trust, 6.00%, 7/15/12	2,035	2,102
Reckson Operating Partnership, 6.00%, 3/31/16	3,665	3,674
Simon Property Group, 3.75%, 1/30/09	4,320	4,198
		17,908
Total Financial Institutions		381,888
INDUSTRIAL 10.9%		
Basic Industry 0.7%		
Alcoa, 6.00%, 1/15/12 (1)	4,355	4,518
BHP Finance, 4.80%, 4/15/13	6,300	6,183
Celulosa Arauco y Constitucion, 8.625%, 8/15/10 (1)	5,100	5,642
Dow Chemical, 6.125%, 2/1/11 (1)	2,995	3,109
Du Pont de Nemours, 4.125%, 4/30/10 (1)	1,000	975
Invista, 9.25%, 5/1/12 (2)	2,950	3,153
Newmont Mining, 5.875%, 4/1/35 (1)	2,675	2,582
Vale Overseas, 6.875%, 11/21/36 (1)	5,750	5,860
		32,022
Capital Goods 1.0%		
3M Company, 5.125%, 11/6/09 (1)	2,070	2,085
Boeing Capital, 6.10%, 3/1/11 (1)	7,515	7,848
CRH America, 6.00%, 9/30/16	3,845	3,929
John Deere Capital, 7.00%, 3/15/12	4,870	5,291

LaFarge, 6.15%, 7/15/11	2,375	2,452
Northrop Grumman, 7.125%, 2/15/11	5,500	5,910
Owens Corning, 6.50%, 12/1/16 (2)	1,640	1,667
Sealed Air, 5.375%, 4/15/08 (2)	4,830	4,814
Tyco International, 6.375%, 10/15/11 (1)	6,655	7,026
United Technologies, 5.40%, 5/1/35 (1)	2,850	2,860
		43,882
Communications 2.7%		
America Movil, 6.375%, 3/1/35 (1)	3,625	3,580
AT&T, 5.10%, 9/15/14 (1)	4,245	4,179
AT&T, 5.30%, 11/15/10 (1)	3,300	3,327
AT&T, 6.45%, 6/15/34	7,465	7,869
AT&T Broadband, 8.375%, 3/15/13 (1)	8,155	9,378
AT&T Wireless, 7.875%, 3/1/11 (1)	4,535	5,000
Comcast, 4.95%, 6/15/16 (1)	2,660	2,522
Comcast, 5.875%, 2/15/18	4,715	4,739
Cox Communications, 7.125%, 10/1/12 (1)	6,415	6,926
Cox Communications, 7.75%, 11/1/10 (1)	105	114
France Telecom, STEP, 7.75%, 3/1/11 (1)	3,950	4,351
Idearc, 8.00%, 11/15/16 (2)	3,500	3,561
News America, 6.40%, 12/15/35 (1)	4,925	5,041
Nextel Communications, 6.875%, 10/31/13 (1)	2,898	2,955
Qwest, 7.50%, 10/1/14 (2)	4,100	4,346
R.H. Donnelley, 8.875%, 1/15/16 (1)	3,000	3,143
Rogers Cable, 5.50%, 3/15/14 (1)	3,820	3,620
Rogers Wireless, 7.50%, 3/15/15 (1)	3,000	3,210
Sprint Capital, 6.875%, 11/15/28	965	1,001
Telecom Italia Capital, 5.25%, 11/15/13 (1)	3,630	3,498
Telefonica Emisiones, 6.421%, 6/20/16	5,830	6,112
Telefonos de Mexico, 5.50%, 1/27/15 (1)	7,405	7,238

Telus, 8.00%, 6/1/11	3,940	4,351
Time Warner Entertainment, 7.25%, 9/1/08	4,895	5,059
Time Warner Entertainment, 8.375%, 3/15/23 (1)	5,100	6,083
Verizon Global Funding, 7.75%, 12/1/30 (1)	5,245	6,243
Windstream, 8.625%, 8/1/16 (1)(2)	2,900	3,161
		120,607
Consumer Cyclical 2.4%		
Centex, 5.45%, 8/15/12 (1)	4,830	4,796
D.R. Horton, 5.625%, 9/15/14 (1)	5,950	5,786
DaimlerChrysler, 4.75%, 1/15/08 (1)	1,000	993
DaimlerChrysler, 6.50%, 11/15/13 (1)	9,120	9,489
DaimlerChrysler, VR, 5.82%, 8/3/09	3,875	3,880
Ford Motor Credit, 5.80%, 1/12/09 (1)	7,850	7,664
General Motors Acceptance Corporation, 5.625%, 5/15/09 (1)	5,400	5,352
General Motors Acceptance Corporation, 8.00%, 11/1/31 (1)	3,650	4,106
Harley Davidson Funding, 3.625%, 12/15/08 (2)	1,000	972
Harrah's Operating, 5.50%, 7/1/10	3,430	3,319
Home Depot, 5.40%, 3/1/16 (1)	8,890	8,861
Host Marriott, 6.75%, 6/1/16 (1)	4,100	4,110
International Speedway, 4.20%, 4/15/09	2,130	2,078
J.C. Penney, 7.60%, 4/1/07	1,000	1,006
J.C. Penney, 9.00%, 8/1/12	3,900	4,540
Lennar, 5.60%, 5/31/15 (1)	4,080	3,956
MGM Mirage, 6.00%, 10/1/09 (1)	3,500	3,491
NVR, 5.00%, 6/15/10	2,475	2,424
Park Place Entertainment, 9.375%, 2/15/07	2,000	2,012
Pulte Homes, 5.20%, 2/15/15 (1)	5,970	5,741
Royal Caribbean Cruises, 7.00%, 10/15/07	1,000	1,011
Starwood Hotels & Resorts Worldwide, STEP, 7.375%, 5/1/07	1,075	1,079
Time Warner, 5.50%, 11/15/11 (1)	4,300	4,328

Viacom, 5.75%, 4/30/11 (1)	3,700	3,729
Wal-Mart Stores, 5.25%, 9/1/35	4,870	4,618
Yum! Brands, 7.70%, 7/1/12 (1)	3,530	3,906
		103,247
Consumer Non-Cyclical 1.4%		
Amgen, 4.00%, 11/18/09 (1)	3,045	2,971
Bunge Limited Finance, 4.375%, 12/15/08	7,545	7,407
Cardinal Health, VR, 5.64%, 10/2/09 (2)	4,370	4,372
Cargill, 6.30%, 4/15/09 (2)	2,000	2,056
Fortune Brands, 5.125%, 1/15/11 (1)	2,500	2,474
Genentech, 4.75%, 7/15/15 (1)	3,820	3,708
Highmark, 6.80%, 8/15/13 (2)	3,715	3,909
Kroger, 8.05%, 2/1/10 (1)	7,170	7,736
McCormick & Company, 5.20%, 12/15/15	4,840	4,801
Medtronic, 4.75%, 9/15/15	6,415	6,190
Philip Morris, 7.20%, 2/1/07	1,730	1,734
Reynolds American, 7.25%, 6/1/13 (1)(2)	3,100	3,236
Sabmiller, 6.20%, 7/1/11 (1)(2)	6,360	6,567
Tate & Lyle, 6.125%, 6/15/11 (2)	2,000	2,045
Teva Pharmaceutical Finance, 5.55%, 2/1/16 (1)	2,610	2,598
WM Wrigley, 4.65%, 7/15/15	1,365	1,318
		63,122
Energy 1.7%		
Amerada Hess, 7.875%, 10/1/29	3,360	4,026
BP Capital Markets, 2.75%, 12/29/06	2,000	1,997
Chesapeake Energy, 6.50%, 8/15/17	3,975	3,786
Chesapeake Energy, 6.875%, 11/15/20	3,675	3,519
ConocoPhillips, 5.90%, 10/15/32 (1)	4,230	4,453
Devon Financing, 6.875%, 9/30/11	9,030	9,656

Diamond Offshore Drilling, 4.875%, 7/1/15	5,040	4,816
Diamond Offshore Drilling, 5.15%, 9/1/14	3,250	3,184
Encana Holdings Finance, 5.80%, 5/1/14	4,780	4,871
Halliburton, 5.50%, 10/15/10 (1)	7,355	7,439
Petro-Canada, 5.95%, 5/15/35 (1)	4,410	4,348
PF Export Receivables Master Trust, 6.436%, 6/1/15 (2)	1,956	1,960
Ras Laffan LNG, 5.832%, 9/30/16 (2)	4,275	4,386
Valero Energy, 3.50%, 4/1/09	6,580	6,336
XTO Energy, 5.65%, 4/1/16 (1)	3,000	3,016
YPF Sociedad Anonima, 10.00%, 11/2/28	4,320	5,054
		72,847
Technology 0.6%		
Cisco Systems, 5.25%, 2/22/11	5,335	5,396
Dun & Bradstreet, 5.50%, 3/15/11	3,025	3,061
Eastman Kodak, 7.25%, 11/15/13 (1)	2,950	2,950
NXP, VR, 8.118%, 10/15/13 (1)(2)	4,100	4,161
Oracle, 5.00%, 1/15/11 (1)	6,200	6,182
SunGard Data, 9.125%, 8/15/13	3,500	3,675
Xerox, 6.75%, 2/1/17 (1)	2,000	2,120
		27,545
Transportation 0.4%		
CSX, 6.00%, 10/1/36 (1)	3,175	3,290
ERAC USA Finance Company, 5.60%, 5/1/15 (2)	4,270	4,238
Hertz, 8.875%, 1/1/14 (2)	2,975	3,079
Norfolk Southern, 6.00%, 4/30/08	5,735	5,795
		16,402
Total Industrial		479,674

UTILITY 2.8%

Electric 2.1%

Alabama Power, VR, 5.59%, 8/25/09 (1)	3,690	3,698
Appalachian Power, 6.375%, 4/1/36 (1)	3,125	3,320
Black Hills, 6.50%, 5/15/13	3,435	3,494
CE Electric UK Funding, 6.995%, 12/30/07 (2)	3,555	3,591
Centerpoint Energy, 7.25%, 9/1/10	3,415	3,629
Duke Capital, 6.25%, 2/15/13 (1)	6,910	7,228
Duke Energy, 5.375%, 1/1/09	1,000	1,005
El Paso Electric, 6.00%, 5/15/35	4,900	4,891
Exelon Generation, 5.35%, 1/15/14	4,550	4,533
FirstEnergy, 6.45%, 11/15/11 (1)	5,755	6,068
Florida Power & Light, 6.20%, 6/1/36 (2)	2,230	2,466
MidAmerican Energy, 6.125%, 4/1/36	4,200	4,407
Mirant North America, 7.375%, 12/31/13	3,500	3,552
Monongahela Power, 5.70%, 3/15/17 (2)	5,280	5,372
NRG Energy, 7.25%, 2/1/14	1,025	1,026
NRG Energy, 7.375%, 2/1/16	2,975	2,975
Pacific Gas & Electric, 4.80%, 3/1/14	3,655	3,562
Progress Energy, 5.625%, 1/15/16 (1)	6,335	6,421
Public Service of New Mexico, 4.40%, 9/15/08	4,395	4,336
Sierra Pacific Resources, 8.625%, 3/15/14 (1)	2,050	2,214
Southern California Edison, 4.65%, 4/1/15 (1)	3,875	3,729
Tri-State Generation, 6.04%, 1/31/18 (2)	2,640	2,696
Virginia Electric & Power, 6.00%, 1/15/36 (1)	5,060	5,220
Westar Energy, 5.10%, 7/15/20	2,790	2,680
WPD Holdings, 6.875%, 12/15/07 (2)	2,500	2,537
		94,650

Natural Gas 0.7%		
Atmos Energy, 4.00%, 10/15/09	5,355	5,173
Boardwalk Pipelines, 5.50%, 2/1/17	1,280	1,264
Colorado Interstate Gas, 5.95%, 3/15/15 (1)	1,050	1,024
Colorado Interstate Gas, 6.80%, 11/15/15	2,450	2,520
Enterprise Products Operations, 4.95%, 6/1/10	3,340	3,304
Kinder Morgan Finance, 5.70%, 1/5/16	7,260	6,779
Panhandle Eastern Pipeline, 4.80%, 8/15/08	3,340	3,303
Southern California Gas, 5.75%, 11/15/35	5,505	5,741
		29,108
Total Utility		123,758
Total Corporate Bonds (Cost $968,998)		985,320
ASSET-BACKED SECURITIES 4.6%		
Car Loan 1.5%		
AmeriCredit Automobile Receivable Trust Series 2006-RM, Class A3, 5.53%, 1/6/14	5,400	5,499
Capital Auto Receivables Asset Trust Series 2006-1, Class B, 5.26%, 10/15/10	7,797	7,820
Capital Auto Receivables Asset Trust Series 2006-SN1A, Class A4A, 5.32%, 3/20/10 (2)	24,350	24,514
Capital Auto Receivables Asset Trust Series 2006-SN1A, Class B, 5.50%, 4/20/10 (2)	3,575	3,602
Hyundai Auto Receivables Trust Series 2006-A, Class A4, 5.26%, 11/15/12	9,050	9,078
Triad Automobile Receivable Owner Trust Series 2006-B, Class A4, 5.52%, 11/12/12	13,000	13,254
		63,767
Credit Card 0.3%		
GE Capital Credit Card Master Note Trust Series 2006-1, Class A, 5.08%, 9/17/12	6,220	6,270

MBNA Credit Card Master Note Trust Series 2005-A3, Class A3, 4.10%, 10/15/12	8,205	8,037
		14,307
Home Equity 1.2%		
BankBoston Home Equity Loan Trust Series 1998-1, Class A6, 6.35%, 2/25/13	813	814
Chase Funding Mortgage Loan Series 2002-2, Class 1M1, 5.599%, 9/25/31	746	741
Citifinancial Mortgage Securities Series 2003-4, Class AF3, VR, 3.221%, 10/25/33	59	58
Credit Based Asset Services & Securitization Series 2005-CB5, Class AF2, VR, 4.831%, 8/25/35	6,863	6,791
Credit Based Asset Services & Securitization Series 2006-CB3, Class AV3, VR, 5.49%, 3/25/36	18,050	18,082
New Century Home Equity Loan Trust Series 2005-A, Class A6, VR, 4.954%, 8/25/35	19,052	18,819
New Century Home Equity Loan Trust Series 2005-A, Class M2, VR, 5.344%, 8/25/35	5,115	5,059
Residential Asset Securities Corporation Series 2003-KS4, Class AI4, 3.49%, 2/25/31	369	366
		50,730
Other Asset-Backed Securities 0.7%		
GE Equipment Small Ticket Series 2005-1A, Class A4, 4.51%, 12/22/14 (2)	8,026	7,949
Marriott Vacation Club Owner Trust Series 2006-1A, Class A, 5.737%, 4/20/28 (2)	15,642	15,938
Marriott Vacation Club Owner Trust Series 2006-1A, Class B, 5.827%, 4/20/28 (2)	726	740
Marriott Vacation Club Owner Trust Series 2006-2A, Class A, 5.362%, 10/20/28 (2)	6,450	6,495
		31,122
Stranded Utility 0.9%		
Centerpoint Energy Transition Bond Series 2005-A, Class A2, 4.97%, 8/1/14	3,950	3,972

Detroit Edison Securitization Funding Series 2001-1, Class A5, 6.42%, 3/1/15	10,189	10,902
Peco Energy Transition Trust Series 2001-A, Class A1, 6.52%, 12/31/10	10,647	11,219
PSE&G Transition Funding Series 2001-1, Class A6, 6.61%, 6/15/15	6,806	7,404
Reliant Energy Transition Bond Series 2001-1, Class A4, 5.63%, 9/15/15	7,954	8,186
		41,683
Total Asset-Backed Securities (Cost $200,274)		201,609

NON-U.S. GOVERNMENT MORTGAGE-BACKED SECURITIES 12.5%

Collateralized Mortgage Obligations 3.3%

Bank of America Mortgage Securities Series 2003-L, Class 2A2, CMO, VR, 4.263%, 1/25/34	9,367	9,243
Bank of America Mortgage Securities Series 2004-A, Class 2A2, CMO, VR, 4.121%, 2/25/34	5,054	4,953
Bank of America Mortgage Securities Series 2004-D, Class 2A2, CMO, VR, 4.197%, 5/25/34	3,050	2,992
Bank of America Mortgage Securities Series 2004-H, Class 2A2, CMO, VR, 4.754%, 9/25/34	3,193	3,162
Bank of America Mortgage Securities Series 2004-I, Class 3A2, CMO, VR, 4.923%, 10/25/34	3,449	3,418
Bank of America Mortgage Securities Series 2005-A, Class 2A2, CMO, VR, 4.46%, 2/25/35	24,403	24,017
Bank of America Mortgage Securities Series 2005-J, Class 2A1, CMO, VR, 5.094%, 11/25/35	12,145	12,134
Bank of America Mortgage Securities Series 2005-J, Class 3A1, CMO, VR, 5.272%, 11/25/35	5,855	5,837
Citigroup Mortgage Loan Trust Series 2006-AR1, Class 2A1, CMO, VR, 4.70%, 8/27/35	17,376	17,189
Citigroup Mortgage Loan Trust Series 2006-AR2, Class 1AB, CMO, 5.591%, 3/25/36	6,548	6,558

GSR Mortgage Loan Trust Series 2005-AR6, Class 3A1, CMO, VR, 4.561%, 9/25/35	13,581	13,439
Washington Mutual Mortgage Securities Corporation Series 2004-AR1, Class A, CMO, VR, 4.229%, 3/25/34	2,998	2,941
Washington Mutual Mortgage Securities Corporation Series 2005-AR3, Class A2, CMO, VR, 4.642%, 3/25/35	5,169	5,119
Wells Fargo Mortgage Backed Securities Trust Series 1006-AR16, Class A1, CMO, VR, 5.702%, 10/25/36	18,873	18,970
Wells Fargo Mortgage Backed Securities Trust Series 2003-O, Class 5A1, CMO, VR, 4.803%, 1/25/34	9,521	9,357
Wells Fargo Mortgage Backed Securities Trust Series 2005-AR2, Class 2A2, CMO, VR, 4.547%, 3/25/35	5,053	4,991
		144,320
Commercial Mortgage Backed Securities 9.2%		
Banc of America Commercial Mortgage Series 2003-1, Class A2, CMO, 4.648%, 9/11/36	19,124	18,757
Banc of America Commercial Mortgage Series 2006-6, Class A4, CMO, 5.356%, 12/10/16	7,170	7,290
Bear Stearns Commercial Mortgage Securities Series 2002-TOP8, Class A2, CMO, 4.83%, 8/15/38	7,618	7,498
Bear Stearns Commercial Mortgage Securities Series 2005-PW10, Class A1, CMO, 5.085%, 12/11/40	18,279	18,297
Bear Stearns Commercial Mortgage Securities Series 2005-PWR8, Class A4, CMO, 4.674%, 6/11/41	13,769	13,305
Bear Stearns Commercial Mortgage Securities Series 2005-PWR9, Class AAB, CMO, 4.804%, 9/15/42	10,068	9,910
Bear Stearns Commercial Mortgage Securities Series 2005-T18, Class A1, CMO, 4.274%, 2/13/42	11,398	11,224
Bear Stearns Commercial Mortgage Securities Series 2005-T20, Class A1, CMO, 4.94%, 10/12/42	7,068	7,050
Bear Stearns Commercial Mortgage Securities Series 2006-PW12, Class A4, CMO, VR, 5.895%, 9/11/38	20,725	21,693
Bear Stearns Commercial Mortgage Securities Series 2006-PW13, Class A4, CMO, 5.54%, 9/11/41	19,385	20,003
Citigroup/Deutsche Bank Commercial Mortgage Series 2005-C1, Class AJ, CMO, VR, 5.40%, 7/15/44	1,850	1,869

Citigroup/Deutsche Bank Commercial Mortgage Series 2006-CD3, Class A5, CMO, 5.617%, 10/15/48	24,800	25,743
Commercial Mortgage PTC Series 2005-LP5, Class A1, CMO, 4.235%, 5/10/43	10,194	10,045
Credit Suisse Mortgage Capital Certification Series 2006-C4, Class A3, CMO, 5.467%, 9/15/39	22,975	23,536
DLJ Commercial Mortgage Series 1999-CG2, Class A1B, CMO, 7.30%, 6/10/32	12,063	12,602
GE Capital Commercial Mortgage Series 2001-1, Class A2, CMO, 6.531%, 5/15/33	10,485	11,055
GE Capital Commercial Mortgage Series 2005-C4, Class A1, CMO, 5.082%, 11/10/45	9,996	10,011
Greenwich Capital Commercial Funding Series 2004-GG1A, Class A2, CMO, 3.835%, 6/10/36	1,790	1,773
Greenwich Capital Commercial Funding Series 2005-GG3, Class A2, CMO, 4.305%, 8/10/42	21,200	20,751
Greenwich Capital Commercial Funding Series 2005-GG3, Class AAB, CMO, VR, 4.619%, 8/10/42	3,475	3,380
JP Morgan Chase Commercial Mortgage Series 2003-LN1, Class A1, CMO, 4.134%, 10/15/37	753	731
JPMorgan Chase Commercial Mortgage Securities Series 2001-CIB2, Class A2, CMO, 6.244%, 4/15/35	14,512	14,772
JPMorgan Chase Commercial Mortgage Securities Series 2001-CIBC, Class A3, CMO, 6.26%, 3/15/33	6,740	6,998
JPMorgan Chase Commercial Mortgage Securities Series 2005-LDP4, Class ASB, CMO, VR, 4.824%, 10/15/42	13,361	13,167
JPMorgan Chase Commercial Mortgage Securities Series 2006-CB14, Class A4, CMO, 5.481%, 12/12/44	21,400	21,910
LB-UBS Commercial Mortgage Trust Series 2003-C8, Class A1, CMO, 3.636%, 11/15/27	16,565	16,172
LB-UBS Commercial Mortgage Trust Series 2004-C2, Class A2, CMO, 3.246%, 3/15/29	9,309	8,951
LB-UBS Commercial Mortgage Trust Series 2004-C4, Class A2, CMO, VR, 4.567%, 5/15/29	10,903	10,777
LB-UBS Commercial Mortgage Trust Series 2005-C1, Class A4, CMO, 4.742%, 2/15/30	3,174	3,107

LB-UBS Commercial Mortgage Trust Series 2006-C1, Class A4, CMO, 5.156%, 2/15/31	18,300	18,318
Morgan Stanley Dean Witter Capital Series 2002-TOP7, Class A2, CMO, 5.98%, 1/15/39	8,722	9,054
Wachovia Bank Commercial Mortgage Trust Series 2006-C28, Class A4, CMO, VR, 5.621%, 10/15/48	24,625	25,465
		405,214
Total Non-U.S. Government Mortgage-Backed Securities (Cost $549,802)		549,534

U.S. GOVERNMENT & AGENCY MORTGAGE-BACKED SECURITIES 34.4%

U.S. Government Agency Obligations (3) 32.3%

Federal Home Loan Mortgage		
4.00%, 5/1/14 - 3/1/19	1,931	1,850
4.50%, 11/1/18 - 9/1/35	56,169	54,323
5.00%, 1/1/09 - 11/1/35	151,561	148,724
5.50%, 3/1/18 - 4/1/29	37,640	37,914
6.00%, 4/1/16 - 2/1/36	10,885	11,044
6.50%, 5/1/17 - 2/1/36	11,172	11,414
7.00%, 8/1/19 - 6/1/32	1,627	1,676
7.50%, 6/1/15 - 6/1/24	232	241
10.50%, 3/1/13 - 8/1/20	11	11
11.00%, 11/1/17	4	4
Federal Home Loan Mortgage, ARM		
4.52%, 9/1/32	1,164	1,156
4.576%, 9/1/35	7,843	7,642
4.715%, 8/1/35	9,476	9,266
4.777%, 7/1/35	3,000	3,000
5.061%, 11/1/35	5,223	5,172
5.079%, 3/1/36	7,867	7,786
5.143%, 1/1/36	20,384	20,474

5.428%, 1/1/36	2,720	2,717
6.067%, 10/1/36	20,000	20,202
6.133%, 10/1/36	16,243	16,450
6.22%, 8/1/36	22,948	23,328
Federal Home Loan Mortgage, CMO		
3.00%, 4/15/21	191	190
5.50%, 8/15/16 - 4/15/28	33,437	33,601
6.00%, 6/15/35	12,685	13,154
6.50%, 3/15/23 - 8/15/30	19,170	19,718
Federal Home Loan Mortgage, CMO, IO		
4.50%, 6/15/11 - 4/15/18	16,580	1,328
Federal Home Loan Mortgage, CMO, Principal Only 6.50%, 8/1/28	287	233
Federal National Mortgage Assn.		
4.00%, 3/1/19	742	709
4.50%, 5/1/18 - 7/1/35	72,138	69,580
5.00%, 1/1/09 - 2/1/36	73,437	72,172
5.50%, 7/1/13 - 1/1/36	305,895	306,072
6.00%, 5/1/16 - 9/1/36	184,022	186,137
6.50%, 6/1/13 - 11/1/36	76,963	78,644
7.00%, 10/1/29 - 11/1/30	76	79
8.00%, 5/1/15	115	121
Federal National Mortgage Assn., ARM		
4.631%, 9/1/35	8,982	8,765
4.777%, 11/1/35	9,211	9,191
4.801%, 6/1/35	5,402	5,368
5.05%, 7/1/35	15,744	15,615
5.063%, 8/1/36	14,330	14,260
5.117%, 10/1/35	4,900	4,874
5.32%, 12/1/35	4,488	4,488
5.357%, 12/1/35	5,279	5,297

5.517%, 12/1/35	7,950	7,977
5.674%, 1/1/36	21,422	21,608
5.695%, 12/1/35	2,604	2,626
6.001%, 8/1/36	11,322	11,491
Federal National Mortgage Assn., CMO		
3.50%, 4/25/13	5,437	5,341
4.50%, 12/25/12	418	415
5.00%, 3/25/15	14,661	14,582
5.50%, 5/25/27	12,241	12,243
7.60%, 10/25/19	32	33
Federal National Mortgage Assn., CMO, IO		
5.50%, 11/25/28	1,636	119
6.50%, 2/1/32	1,066	228
Federal National Mortgage Assn., TBA		
5.00%, 1/1/34	44,500	43,443
6.50%, 1/1/33	30,354	30,961
7.00%, 1/1/33	33,485	34,385
		1,419,442
U.S. Government Obligations 2.1%		
Government National Mortgage Assn.		
5.00%, 5/15/33 - 9/20/33	46,843	47,111
5.50%, 10/20/32 - 2/20/35	13,498	13,480
6.00%, 2/15/14 - 1/20/35	17,440	17,742
6.50%, 8/15/25 - 9/20/34	2,439	2,507
7.00%, 3/15/13 - 11/20/28	5,237	5,412
7.50%, 8/15/16 - 5/15/32	968	1,002
8.00%, 7/15/16 - 5/15/32	2,995	3,144
8.50%, 11/15/16 - 9/20/26	590	626
9.00%, 1/15/09 - 11/15/19	143	153
9.50%, 6/15/09 - 2/15/25	25	27

10.25%, 5/15/20 - 11/15/20	114	126
11.00%, 12/15/09 - 6/15/19	933	1,012
11.50%, 3/15/10 - 10/15/15	139	151
Government National Mortgage Assn., CMO, 5%, 4/20/30	1,000	986
Government National Mortgage Assn., CMO Principal Only, 3/16/28	599	504
		92,997
Total U.S. Government & Agency Mortgage-Backed Securities (Cost $1,513,042)		1,512,439

U.S. GOVERNMENT AGENCY OBLIGATIONS (EXCLUDING MORTGAGE-BACKED) 18.7%

U.S. Government Agency Obligations (3) 5.7%

Federal Home Loan Bank, 3.875%, 6/14/13	1,000	952
Federal Home Loan Bank, 5.25%, 6/18/14 (1)	14,245	14,688
Federal Home Loan Mortgage, 4.375%, 7/30/09	1,000	990
Federal Home Loan Mortgage, 4.50%, 2/15/08	1,000	992
Federal Home Loan Mortgage, 4.625%, 2/21/08 (1)	13,117	13,062
Federal Home Loan Mortgage, 4.875%, 3/15/07 (1)	56,945	56,880
Federal Home Loan Mortgage, 5.00%, 7/15/14 (1)	10,100	10,276
Federal Home Loan Mortgage, 5.125%, 2/27/09	9,815	9,808
Federal Home Loan Mortgage, 5.125%, 7/15/12 (1)	47,748	48,665
Federal Home Loan Mortgage, 5.875%, 3/21/11 (1)	2,000	2,078
Federal National Mortgage Assn., 3.25%, 8/15/08 (1)	480	468
Federal National Mortgage Assn., 4.30%, 1/28/08	1,000	991
Federal National Mortgage Assn., 4.375%, 8/17/07	1,000	994
Federal National Mortgage Assn., 4.375%, 9/15/12 (1)	9,880	9,708
Federal National Mortgage Assn., 4.50%, 2/15/11 (1)	20,000	19,840
Federal National Mortgage Assn., 4.625%, 10/15/14 (1)	18,560	18,415
Federal National Mortgage Assn., 5.00%, 3/15/16 (1)	13,000	13,198
Federal National Mortgage Assn., 5.25%, 8/1/12	2,000	2,027

Federal National Mortgage Assn., 5.75%, 2/15/08 (1)	13,965	14,095
Federal National Mortgage Assn., 6.25%, 2/1/11	1,500	1,577
Federal National Mortgage Assn., 7.125%, 1/15/30 (1)	10,490	13,604
		253,308
U.S. Treasury Obligations 13.0%		
U.S. Treasury Bonds, 4.50%, 2/15/36 (1)	31,465	31,141
U.S. Treasury Bonds, 5.375%, 2/15/31 (1)(4)	15,675	17,375
U.S. Treasury Bonds, 6.25%, 8/15/23 (1)	27,225	32,168
U.S. Treasury Bonds, 6.25%, 5/15/30 (1)	14,550	17,908
U.S. Treasury Bonds, 6.375%, 8/15/27 (1)	4,290	5,258
U.S. Treasury Bonds, 6.50%, 11/15/26 (1)	26,870	33,218
U.S. Treasury Bonds, 7.50%, 11/15/16 (1)(4)	36,890	45,692
U.S. Treasury Bonds, 8.00%, 11/15/21 (1)	6,500	8,827
U.S. Treasury Bonds, 8.50%, 2/15/20 (1)	14,165	19,568
U.S. Treasury Inflation-Indexed Notes, 2.00%, 7/15/14 (1)	40,851	40,341
U.S. Treasury Inflation-Indexed Notes, 2.50%, 7/15/16 (1)	38,938	40,106
U.S. Treasury Notes, 3.625%, 7/15/09 (1)	6,000	5,870
U.S. Treasury Notes, 3.875%, 5/15/09 (1)	6,000	5,909
U.S. Treasury Notes, 3.875%, 9/15/10 (1)	12,350	12,101
U.S. Treasury Notes, 3.875%, 2/15/13 (1)	8,380	8,131
U.S. Treasury Notes, 4.00%, 2/15/14 (1)	500	486
U.S. Treasury Notes, 4.125%, 5/15/15 (1)	13,005	12,708
U.S. Treasury Notes, 4.25%, 8/15/13 (1)	5,380	5,322
U.S. Treasury Notes, 4.25%, 11/15/13 (1)	43,760	43,254
U.S. Treasury Notes, 4.25%, 11/15/14 (1)	76,955	75,909
U.S. Treasury Notes, 4.375%, 8/15/12 (1)	1,000	998
U.S. Treasury Notes, 4.50%, 2/28/11 (1)	4,809	4,817
U.S. Treasury Notes, 4.75%, 5/15/14 (1)	6,265	6,382
U.S. Treasury Notes, 4.875%, 2/15/12 (1)	71,450	72,957
U.S. Treasury Notes, 5.00%, 2/15/11 (1)	1,000	1,022

U.S. Treasury Notes, 5.00%, 8/15/11 (1)	7,500	7,689
U.S. Treasury Notes, 5.75%, 8/15/10 (1)	1,000	1,044
U.S. Treasury Stripped Interest Payment, Zero Coupon, 5/15/20	29,930	15,984
		572,185
Total U.S. Government Agency Obligations (Excluding Mortgage-Backed) (Cost $805,508)		825,493

FOREIGN GOVERNMENT OBLIGATIONS & MUNICIPALITIES 4.3%

Owned No Guarantee 0.5%

National Gas of Trinidad & Tobago, 6.05%, 1/15/36 (2)	2,580	2,612
OAO Gazprom, 8.625%, 4/28/34	4,000	5,130
Pemex Project Funding Master Trust, 5.75%, 12/15/15 (1)	6,050	6,024
Pemex Project Funding Master Trust, VR, 6.69%, 6/15/10 (2)	4,360	4,480
Swedish Export Credit, 4.875%, 9/29/11 (1)	4,590	4,597
		22,843

Sovereign 0.5%

Republic of Italy, 5.25%, 9/20/16	10,350	10,564
Republic of South Africa, 6.50%, 6/2/14 (1)	9,765	10,387
		20,951

Treasuries 3.3%

Bundesobligation, 4.00%, 2/16/07 (EUR)	14,880	19,745
Government of Japan, 1.00%, 6/10/16 (JPY)	2,316,100	19,772
Government of Malaysia, 6.90%, 3/15/07 (MYR)	27,123	7,570
Malaysia Treasury Bill, 0%, 1/12/07 (MYR)	27,123	7,469
Republic of Poland, 5.00%, 10/24/13 (PLN)	88,700	30,670
United Mexican States, 8.00%, 12/19/13 (MXN)	468,000	43,196

United Mexican States, 9.00%, 12/22/11 (MXN)	192,400	18,538
		146,960
Total Foreign Government Obligations & Municipalities (Cost $182,435)		190,754
MUNICIPAL SECURITIES 0.4%		
California 0.2%		
California, GO, 5.25%, 4/1/34	2,380	2,573
California, 5.50%, 11/1/33	2,320	2,558
California Public Works Board, 5.00%, 1/1/21	5,250	5,642
		10,773
Kansas 0.1%		
Kansas Dev. Fin. Auth., Public Employee Retirement 5.501%, 5/1/34 (5)	2,945	3,053
		3,053
New York 0.1%		
New York City Housing Dev. Corp., 6.42%, 11/1/27	3,870	4,168
		4,168
Oregon 0.0%		
Oregon, Taxable Pension, 5.892%, 6/1/27	1,520	1,635
		1,635
Total Municipal Securities (Cost $18,445)		19,629
COMMON STOCKS 0.4%		
FINANCIAL INSTITUTIONS 0.1%		
Banking 0.0%		
U.S. Bancorp	51	1,717
		1,717

The accompanying notes are an integral part of these financial statements.

Unaudited

Statement of Assets and Liabilities

(In thousands except shares and per share amounts)

Assets	
Investments in securities, at value	
Non-affiliated companies (cost $5,207,156)	$ 5,256,771
Affiliated companies (cost $192,212)	192,212
Total investments in securities	5,448,983
Interest and dividends receivable	38,183
Receivable for shares sold	7,905
Receivable for investment securities sold	5,160
Cash	1,200
Foreign currency (cost $70)	74
Other assets	715
Total assets	5,502,220
Liabilities	
Obligation to return securities lending collateral	953,659
Payable for investment securities purchased	134,267
Payable for shares redeemed	7,848
Investment management fees payable	1,607
Due to affiliates	544
Other liabilities	3,361
Total liabilities	1,101,286
NET ASSETS	$ 4,400,934
Net Assets Consist of:	
Undistributed net investment loss	$ (365)
Undistributed net realized loss	(43,205)
Net unrealized gain	47,332
Paid-in capital applicable to 489,225,342 shares of $1.00 par value capital stock outstanding; 1,000,000,000 shares authorized	4,397,172
NET ASSETS	$ 4,400,934

The accompanying notes are an integral part of these financial statements.

Unaudited

The accompanying notes are an integral part of these financial statements.

Unaudited

Statement of Changes in Net Assets

($ 000s)

	6 Months Ended 11/30/06	Year Ended 5/31/06
Increase (Decrease) in Net Assets		
Operations		
Net investment income	$ 94,261	$ 148,761
Net realized gain (loss)	(15,442)	5,048
Change in net unrealized gain (loss)	154,685	(174,704)
Increase (decrease) in net assets from operations	233,504	(20,895)
Distributions to shareholders		
Net investment income		
Investor Class	(94,694)	(152,399)
Advisor Class	(107)	(133)
R Class	(89)	(144)
Net realized gain		
Investor Class	–	(7,591)
Advisor Class	–	(6)
R Class	–	(8)
Decrease in net assets from distributions	(94,890)	(160,281)
Capital share transactions*		
Shares sold		
Investor Class	516,217	1,283,648
Advisor Class	1,784	3,793
R Class	1,613	1,781
Shares issued in connection with fund acquisition - Investor Class	129,358	–
Distributions reinvested		
Investor Class	92,017	155,195
Advisor Class	83	94
R Class	89	149
Shares redeemed		
Investor Class	(350,208)	(639,622)
Advisor Class	(1,316)	(1,032)
R Class	(453)	(1,788)
Increase in net assets from capital share transactions	389,184	802,218

The accompanying notes are an integral part of these financial statements.

Unaudited

NOTES TO FINANCIAL STATEMENTS

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

T. Rowe Price New Income Fund, Inc. (the fund), is registered under the Investment Company Act of 1940 (the 1940 Act) as a diversified, open-end management investment company. The fund seeks the highest level of income consistent with the preservation of capital over time by investing primarily in marketable debt securities. The fund has three classes of shares: the New Income Fund original share class, referred to in this report as the Investor Class, offered since August 31, 1973; the New Income Fund—Advisor Class (Advisor Class), offered since September 30, 2002; and the New Income Fund—R Class (R Class), offered since September 30, 2002. Advisor Class shares are sold only through unaffiliated brokers and other unaffiliated financial intermediaries, and R Class shares are available to retirement plans serviced by intermediaries. The Advisor Class and R Class each operate under separate Board-approved Rule 12b-1 plans, pursuant to which each class compensates financial intermediaries for distribution, shareholder servicing, and/or certain administrative services. Each class has exclusive voting rights on matters related solely to that class, separate voting rights on matters that relate to all classes, and, in all other respects, the same rights and obligations as the other classes.

The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America, which require the use of estimates made by fund management. Fund management believes that estimates and security valuations are appropriate; however, actual results may differ from those estimates, and the security valuations reflected in the financial statements may differ from the value the fund ultimately realizes upon sale of the securities.

Valuation The fund values its investments and computes its net asset value per share at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day that the NYSE is open for business. Debt securities are generally traded in the over-the-counter market. Securities with original maturities of one year or more are valued at prices furnished by dealers who make markets in such securities or by an independent pricing service, which considers yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities. Securities with original maturities of less than one year are stated at fair value, which is determined by using a matrix system that establishes a value for each security based on bid-side money market yields.

Equity securities listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made, except for OTC Bulletin Board securities, which are valued at the mean of the latest bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the latest bid and asked prices for domestic securities and the last quoted sale price for international securities.

Investments in mutual funds are valued at the mutual fund’s closing net asset value per share on the day of valuation. Financial futures contracts are valued at closing settlement prices. Forward currency exchange contracts are valued using the prevailing forward exchange rate. Swap agreements are valued at prices furnished by dealers who make markets in such securities.

Other investments, including restricted securities, and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund’s Board of Directors.

Most foreign markets close before the close of trading on the NYSE. If the fund determines that developments between the close of a foreign market and the close of the NYSE will, in its judgment, materially affect the value of some or all of its portfolio securities, which in turn will affect the fund’s share price, the fund will adjust the previous closing prices to reflect the fair value of the securities as of the close of the NYSE, as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund’s Board of Directors. A fund may also fair value securities in other situations, such as when a particular foreign market is closed but the fund is open. In deciding whether to make fair value adjustments, the fund reviews a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The fund uses outside pricing services to provide it with closing market prices and information used for adjusting those prices. The fund cannot predict when and how often it will use closing prices and when it will adjust those prices to reflect fair value. As a means of evaluating its fair value process, the fund routinely compares closing market prices, the next day’s opening prices in the same markets, and adjusted prices.

Currency Translation Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as quoted by a major bank. Purchases and sales of securities, income, and expenses are translated into U.S. dollars at the prevailing exchange rate on the date of the transaction. The effect of changes in foreign currency exchange rates on realized and unrealized security gains and losses is reflected as a component of security gains and losses.

Class Accounting The Advisor Class and R Class each pay distribution, shareholder servicing, and/or certain administrative expenses in the form of Rule 12b-1 fees, in an amount not exceeding 0.25% and 0.50%, respectively, of the class’s average daily net assets. Shareholder servicing, prospectus, and shareholder report expenses incurred by each class are charged directly to the class to which they relate. Expenses common to all classes and investment income are allocated to the classes based upon the relative daily net assets of each class’s settled shares; realized and unrealized gains and losses are allocated based upon the relative daily net assets of each class’s outstanding shares.

Credits The fund earns credits on temporarily uninvested cash balances at the custodian that reduce the fund’s custody charges. Custody expense in the accompanying financial statements is presented before reduction for credits, which are reflected as expenses paid indirectly.

In-Kind Subscriptions Under certain circumstances and when considered in the best interest of the fund, the fund may accept portfolio securities rather than cash as payment for the purchase of fund shares (in-kind subscription). For financial reporting and tax purposes, the cost basis of contributed securities is equal to the market value of the securities on the date of contribution. In-kind subscriptions result in no gain or loss and no tax consequences for the fund. During the six months ended November 30, 2006, the fund accepted $77,784,000 of in-kind subscriptions.

Investment Transactions, Investment Income, and Distributions Income and expenses are recorded on the accrual basis. Premiums and discounts on debt securities are amortized for financial reporting purposes. Inflation adjustments to the principal amount of inflation-indexed bonds are reflected as interest income. Dividends received from mutual fund investments are reflected as dividend income; capital gain distributions are reflected as realized gain/loss. Dividend income and capital gain distributions are recorded on the ex-dividend date. Investment transactions are accounted for on the trade date. Realized gains and losses are reported on the identified cost basis. Payments (“variation margin”) made or received to settle the daily fluctuations in the value of futures contracts are recorded as unrealized gains or losses until the contracts are closed. Unsettled variation margin on futures contracts is reflected as other assets or liabilities, and unrealized gains and losses on futures contracts are reflected as the change in net unrealized gain or loss in the accompanying financial statements. Unrealized gains and losses on forward currency exchange contracts are reflected as the change in net unrealized gain or loss in the accompanying financial statements. Net periodic receipts or payments required by swaps are accrued daily and recorded as realized gain or loss in the accompanying financial statements. Fluctuations in the fair value of swaps are reflected in change in net unrealized gain or loss and are reclassified to realized gain or loss upon termination prior to maturity. Paydown gains and losses are recorded as an adjustment to interest income. Distributions to shareholders are recorded on the ex-dividend date. Income distributions are declared by each class on a daily basis and paid monthly. Capital gain distributions, if any, are declared and paid by the fund, typically on an annual basis.

New Accounting Pronouncements In June 2006, the Financial Accounting Standards Board (“FASB”) issued FASB Interpretation No. 48 (“FIN 48”), Accounting for Uncertainty in Income Taxes, a clarification of FASB Statement No. 109, Accounting for Income Taxes. FIN 48 establishes financial reporting rules regarding recognition and measurement of tax positions taken or expected to be taken on a tax return. Management is evaluating the anticipated impact on the fund from FIN 48, which is effective for the fund’s fiscal year beginning June 1, 2007.

In September 2006, the Financial Accounting Standards Board (“FASB”) released the Statement of Financial Accounting Standard No. 157 (“FAS 157”), Fair Value Measurements. FAS 157 clarifies the definition of fair value and establishes the framework for measuring fair value, as well as proper disclosure of this methodology in the financial statements. It will be effective for the fund’s fiscal year beginning June 1, 2008. Management is evaluating the effects of FAS 157; however, it is not expected to have a material impact on the fund’s net assets or results of operations.

NOTE 2 - INVESTMENT TRANSACTIONS

Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks or to enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund’s prospectus and Statement of Additional Information.

Restricted Securities The fund may invest in securities that are subject to legal or contractual restrictions on resale. Although certain of these securities may be readily sold, for example, under Rule 144A, others may be illiquid, their sale may involve substantial delays and additional costs, and prompt sale at an acceptable price may be difficult.

Forward Currency Exchange Contracts During the six months ended November 30, 2006, the fund was a party to forward currency exchange contracts under which it is obligated to exchange currencies at specified future dates and exchange rates. Risks arise from the possible inability of counterparties to meet the terms of their agreements and from movements in currency values.

Futures Contracts During the six months ended November 30, 2006, the fund was a party to futures contracts, which provide for the future sale by one party and purchase by another of a specified amount of a specific financial instrument at an agreed upon price, date, time, and place. Risks arise from possible illiquidity of the futures market and from movements in security values and/or interest rates.

Swaps During the six months ended November 30, 2006, the fund was a party to interest rate swaps under which it is obligated to exchange cash flows based on the difference between specified interest rates applied to a notional principal amount for a specified period of time. Risks arise from the possible inability of counterparties to meet the terms of their agreements and from movements in interest rates. During the six months ended November 30, 2006, the fund was a party to credit default swaps under which it buys or sells credit protection against a defined-issuer credit event. Upon a defined-issuer credit event, the fund is required to either deliver the notional amount of the contract in cash and take delivery of the relevant credit or deliver cash approximately equal to the notional amount of the contract less market value of the relevant credit at the time of the credit event. Risks arise from the possible inability of counterparties to meet the terms of their agreements and from changes in creditworthiness of the relevant underlying issuer.

TBA Purchase Commitments During the six months ended November 30, 2006, the fund entered into to be announced (TBA) purchase commitments, pursuant to which it agrees to purchase mortgage-backed securities for a fixed unit price, with payment and delivery at a scheduled future date beyond the customary settlement period for that security. With TBA transactions, the particular securities to be delivered are not identified at the trade date; however, delivered securities must meet specified terms, including issuer, rate, and mortgage term, and be within industry-accepted “good delivery” standards. The fund generally enters into TBAs with the intention of taking possession of the underlying mortgage securities. Until settlement, the fund maintains cash reserves and liquid assets sufficient to settle its TBAs.

Dollar Rolls During the six months ended November 30, 2006, the fund entered into dollar roll transactions, pursuant to which it sells a mortgage-backed TBA or security and simultaneously purchases a similar, but not identical, TBA with the same issuer, rate, and terms. The fund may execute a “roll” to obtain better underlying mortgage securities or to enhance returns. The fund generally enters into dollar roll transactions with the intention of taking possession of the underlying mortgage securities, but may close a contract prior to settlement or “roll” settlement to a later date if deemed in the best interest of shareholders. Actual mortgages received by the fund may be less favorable than those anticipated. The fund accounts for dollar roll transactions as purchases and sales, which has the effect of increasing its portfolio turnover rate.

Securities Lending The fund lends its securities to approved brokers to earn additional income. It receives as collateral cash and U.S. government securities valued at 102% to 105% of the value of the securities on loan. Cash collateral is invested in a money market pooled trust managed by the fund’s lending agent in accordance with investment guidelines approved by fund management. Collateral is maintained over the life of the loan in an amount not less than the value of loaned securities, as determined at the close of fund business each day; any additional collateral required due to changes in security values is delivered to the fund the next business day. Although risk is mitigated by the collateral, the fund could experience a delay in recovering its securities and a possible loss of income or value if the borrower fails to return the securities. Securities lending revenue recognized by the fund consists of earnings on invested collateral and borrowing fees, net of any rebates to the borrower and compensation to the lending agent. At November 30, 2006, the value of loaned securities was $945,107,000; aggregate collateral consisted of $953,659,000 in the money market pooled trust and U.S. government securities valued at $20,412,000.

Other Purchases and sales of portfolio securities, other than short-term and U.S. government securities, aggregated $607,330,000 and $258,803,000, respectively, for the six months ended November 30, 2006. Purchases and sales of U.S. government securities aggregated $1,496,767,000 and $1,486,108,000, respectively, for the six months ended November 30, 2006.

NOTE 3 - FEDERAL INCOME TAXES

No provision for federal income taxes is required since the fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and distribute to shareholders all of its taxable income and gains. Federal income tax regulations differ from generally accepted accounting principles; therefore, distributions determined in accordance with tax regulations may differ in amount or character from net investment income and realized gains for financial reporting purposes. Financial reporting records are adjusted for permanent book/tax differences to reflect tax character. Financial records are not adjusted for temporary differences. The amount and character of tax-basis distributions and composition of net assets are finalized at fiscal year-end; accordingly, tax-basis balances have not been determined as of November 30, 2006.

For tax purposes, the fund has elected to treat net capital losses realized between November 1 and May 31 of each year as occurring on the first day of the following tax year; consequently, $16,457,000 of realized losses recognized for financial reporting purposes in the year ended May 31, 2006, were recognized for tax purposes on June 1, 2006. Further, the fund intends to retain realized gains to the extent of available capital loss carryforwards. As of May 31, 2006, the fund had $3,174,000 of unused capital loss carryforwards which expire in fiscal 2009.

At November 30, 2006, the cost of investments for federal income tax purposes was $5,399,368,000. Net unrealized gain aggregated $47,332,000 at period-end, of which $76,546,000 related to appreciated investments and $29,214,000 related to depreciated investments.

NOTE 4 - ACQUISITION

On June 19, 2006, the fund acquired substantially all of the assets of the Preferred Fixed Income Fund (the acquired fund), pursuant to the Agreement and Plan of Reorganization dated February 15, 2006, and approved by shareholders of the acquired fund on June 9, 2006. The acquisition was accomplished by a tax-free exchange of 5,293,432 shares of the fund (with a value of $45,894,000) for the 4,526,264 shares of the acquired fund outstanding on June 16, 2006. The net assets of the acquired fund at that date included $124,000 of unrealized depreciation and $8,710,000 of net realized losses carried forward for tax purposes to offset distributable gains realized by the fund in the future. Net assets of the acquired fund were combined with those of the fund, resulting in aggregate net assets of $3,905,103,000 immediately after the acquisition.

On November 13, 2006, the fund acquired substantially all of the assets of the Bremer Bond Fund (the acquired fund), pursuant to the Agreement and Plan of Reorganization dated September 20, 2006, and approved by shareholders of the acquired fund on November 3, 2006. The acquisition was accomplished by a tax-free exchange of 9,010,409 shares of the fund (with a value of $83,464,000) for the 8,154,216 shares of the acquired fund outstanding on November 10, 2006. The net assets of the acquired fund at that date included $383,000 of unrealized depreciation and $1,457,000 of net realized losses carried forward for tax purposes to offset distributable gains realized by the fund in the future. Net assets of the acquired fund were combined with those of the fund, resulting in aggregate net assets of $4,303,111,000 immediately after the acquisition.

NOTE 5 - RELATED PARTY TRANSACTIONS

The fund is managed by T. Rowe Price Associates, Inc. (the manager or Price Associates), a wholly owned subsidiary of T. Rowe Price Group, Inc. The investment management agreement between the fund and the manager provides for an annual investment management fee, which is computed daily and paid monthly. The fee consists of an individual fund fee, equal to 0.15% of the fund’s average daily net assets, and a group fee. The group fee rate is calculated based on the combined net assets of certain mutual funds sponsored by Price Associates (the group) applied to a graduated fee schedule, with rates ranging from 0.48% for the first $1 billion of assets to 0.29% for assets in excess of $160 billion. The fund’s group fee is determined by applying the group fee rate to the fund’s average daily net assets. At November 30, 2006, the effective annual group fee rate was 0.31%.

The Advisor Class and R Class are also subject to a contractual expense limitation through the limitation dates indicated in the table below. During the limitation period, the manager is required to waive its management fee and reimburse a class for any expenses, excluding interest, taxes, brokerage commissions, and extraordinary expenses, that would otherwise cause the class’s ratio of total expenses to average net assets (expense ratio) to exceed its expense limitation. For a period of three years after the date of any reimbursement or waiver, each class is required to repay the manager for expenses previously reimbursed and management fees waived to the extent the class’s net assets have grown or expenses have declined sufficiently to allow repayment without causing the class’s expense ratio to exceed its expense limitation.

Pursuant to this agreement, expenses in the amount of $1,000 were repaid to the manager during the six months ended November 30, 2006. Including these amounts, expenses previously reimbursed by the manager in the amount of $23,000 remain subject to repayment at November 30, 2006.

In addition, the fund has entered into service agreements with Price Associates and two wholly owned subsidiaries of Price Associates (collectively, Price). Price Associates computes the daily share prices and provides certain other administrative services to the fund. T. Rowe Price Services, Inc., provides shareholder and administrative services in its capacity as the fund’s transfer and dividend disbursing agent. T. Rowe Price Retirement Plan Services, Inc., provides subaccounting and recordkeeping services for certain retirement accounts invested in the Investor Class and R Class. For the six months ended November 30, 2006, expenses incurred pursuant to these service agreements were $72,000 for Price Associates, $391,000 for T. Rowe Price Services, Inc., and $526,000 for T. Rowe Price Retirement Plan Services, Inc. The total amount payable at period-end pursuant to these service agreements is reflected as Due to Affiliates in the accompanying financial statements.

The fund is also one of several mutual funds sponsored by Price Associates (underlying Price funds) in which the T. Rowe Price Spectrum Funds (Spectrum Funds) and T. Rowe Price Retirement Funds (Retirement Funds) may invest. Neither the Spectrum Funds nor the Retirement Funds invest in the underlying Price funds for the purpose of exercising management or control. Pursuant to separate special servicing agreements, expenses associated with the operation of the Spectrum and Retirement Funds are borne by each underlying Price fund to the extent of estimated savings to it and in proportion to the average daily value of its shares owned by the Spectrum and Retirement Funds, respectively. Expenses allocated under these agreements are reflected as shareholder servicing expenses in the accompanying financial statements. For the six months ended November 30, 2006, the fund was allocated $788,000 of Spectrum Funds’ expenses and $1,884,000 of Retirement Funds’ expenses. Of these amounts, $2,101,000 related to services provided by Price. The amount payable at period-end pursuant to this agreement is reflected as Due to Affiliates in the accompanying financial statements. At November 30, 2006, 21% of the outstanding shares of the Investor Class were held by the Spectrum Funds and 41% were held by the Retirement Funds.

The fund may invest in the T. Rowe Price Reserve Investment Fund and the T. Rowe Price Government Reserve Investment Fund (collectively, the T. Rowe Price Reserve Funds), open-end management investment companies managed by Price Associates and affiliates of the fund. The T. Rowe Price Reserve Funds are offered as cash management options to mutual funds, trusts, and other accounts managed by Price Associates and/or its affiliates, and are not available for direct purchase by members of the public. The T. Rowe Price Reserve Funds pay no investment management fees. During the six months ended November 30, 2006, dividend income from the T. Rowe Price Reserve Funds totaled $4,238,000, and the value of shares of the T. Rowe Price Reserve Funds held at November 30, 2006, and May 31, 2006, was $192,212,000 and $207,620,000, respectively.

INFORMATION ON PROXY VOTING POLICIES, PROCEDURES, AND RECORDS

A description of the policies and procedures used by T. Rowe Price funds and portfolios to determine how to vote proxies relating to portfolio securities is available in each fund’s Statement of Additional Information, which you may request by calling 1-800-225-5132 or by accessing the SEC’s Web site, www.sec.gov. The description of our proxy voting policies and procedures is also available on our Web site, www.troweprice.com. To access it, click on the words “Company Info” at the top of our homepage for individual investors. Then, in the window that appears, click on the “Proxy Voting Policy” navigation button in the top left corner.

Each fund’s most recent annual proxy voting record is available on our Web site and through the SEC’s Web site. To access it through our Web site, follow the directions above, then click on the words “Proxy Voting Record” at the bottom of the Proxy Voting Policy page.

HOW TO OBTAIN QUARTERLY PORTFOLIO HOLDINGS

The fund files a complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available electronically on the SEC’s Web site (www.sec.gov); hard copies may be reviewed and copied at the SEC’s Public Reference Room, 450 Fifth St. N.W., Washington, DC 20549. For more information on the Public Reference Room, call 1-800-SEC-0330.

Item 2. Code of Ethics.

A code of ethics, as defined in Item 2 of Form N-CSR, applicable to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions is filed as an exhibit to the registrant’s annual Form N-CSR. No substantive amendments were approved or waivers were granted to this code of ethics during the registrant’s most recent fiscal half-year.

Item 3. Audit Committee Financial Expert.

Disclosure required in registrant’s annual Form N-CSR.

Item 4. Principal Accountant Fees and Services.

Disclosure required in registrant’s annual Form N-CSR.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Schedule of Investments.

Not applicable. The complete schedule of investments is included in Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b) The registrant’s principal executive officer and principal financial officer are aware of no change in the registrant’s internal control over financial reporting that occurred during the registrant’s second fiscal quarter covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1) The registrant’s code of ethics pursuant to Item 2 of Form N-CSR is filed with the registrant’s annual Form N-CSR.

    (2) Separate certifications by the registrant's principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

    (3) Written solicitation to repurchase securities issued by closed-end companies: not applicable.

(b) A certification by the registrant's principal executive officer and principal financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(b) under the Investment Company Act of 1940, is attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment
Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price New Income Fund, Inc.

By	/s/ Edward C. Bernard
Edward C. Bernard
Principal Executive Officer

Date	January 16, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment
Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Edward C. Bernard
Edward C. Bernard
Principal Executive Officer

Date	January 16, 2007

By	/s/ Joseph A. Carrier
Joseph A. Carrier
Principal Financial Officer

Date	January 16, 2007